UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended September 30, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          McGarr Capital Management Corporation
Address:       2911 Turtle Creek Blvd., Suite 907
               Dallas, Texas  75219

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Chambers
Title:         Chief Financial Officer
Phone:         (214) 522-2577
Signature, Place, and Date of Signing:

      /s/Robert L. Chambers     Dallas, TX             November 9, 1999
      ---------------------     -----------            ----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:           $245,757


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----



                                        FORM 13F INFORMATION TABLE


                          TITLE                                                                      VOTING AUTHORITY
                           OF                  VALUE    SHARES/    SH/  PUT/  INVSTMT    OTHER     -----------------------
NAME OF ISSUER            CLASS      CUSIP   (X$1,000)  PRN AMT    PRN  CALL  DSCRETN   MANAGERS     SOLE    SHARED   NONE
--------------            -----    --------- --------  ---------   ---  ---- --------  ---------     ----    -------  ----
BRISTOL MYERS SQUIBB CO   COM      110122108  15,093      223,600  SH          SOLE                  223,600
CISCO SYS INC             COM      17275R102  22,365      326,200  SH          SOLE                  326,200
CITIGROUP INC             COM      172967101  11,158      253,600  SH          SOLE                  253,600
DELL COMPUTER CORP        COM      247025109  31,221      746,700  SH          SOLE                  746,700
FEDERAL NATL MTG ASSN     COM      313586109  23,972      382,400  SH          SOLE                  382,400
GOLDMAN SACHS GROUP INC   COM      38141G104   1,354       22,200  SH          SOLE                   22,200
HOUSEHOLD INTL INC        COM      441815107  28,693      715,100  SH          SOLE                  715,100
INTELLIGENT POLYMERS LTD  UNIT EX  45815V200     650       13,200  PRN         SOLE                   13,200
                          093000
JUNIPER NETWORKS          COM      48203R104     218        1,200  SH          SOLE                    1,200
MCI WORLDCOM INC          COM      55268B106  17,638      245,400  SH          SOLE                  245,400
MICROSOFT CORP            COM      594918104  21,952      242,400  SH          SOLE                  242,400
PFIZER INC                COM      717081103  15,451      430,700  SH          SOLE                  430,700
PLAYTEX PRODS INC         COM      72813P100  36,666    2,485,800  SH          SOLE                2,485,800
RADICA GAMES LTD          ORD      G7342H107     264       25,800  SH          SOLE                   25,800
RECKSON SVC INDS INC      COM      75621J109     316       20,000  SH          SOLE                   20,000
RECOTON CORP              COM      756268108     338       50,000  SH          SOLE                   50,000
SCHERING PLOUGH CORP      COM      806605101  12,944      296,700  SH          SOLE                  296,700
SEAGATE TECHNOLOGY        COM      811804103   5,246      171,300  SH          SOLE                  171,300
UNAPIX ENTMT INC          COM      904270105     218       85,000  SH          SOLE                   85,000
